Schedule of Operating Lease Obligations (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Lease Obligations
Total lease assets	$ 210,763		$ 164,080
Operating lease liability, Current	133,559
Operating lease liability, Noncurrent	87,615
Total lease liability	$ 221,174